20 Provisions (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	May 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of provisions [Line Items]
Lawsuits filed by commercial customers		690	680
Lawsuits which customers claim a reduction in the sewage tariff		310	320
Lawsuits which customers plead reduction in tariff		30	30
Renewed guarantee insurance	R$ 500
Guarantee insurance for escrow deposit		R$ 121,469	R$ 126,385
Guarantee insurance for escrow deposit terms	5 years
Guarantee insurance for escrow deposit, current		81,635
Guarantee insurance for escrow deposit outtanding		418,365
Environmental claims [member]
Summary of provisions [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities		1,116,943
Increase in accrued lawsuits due to revisions of expectations arising from court decisions		56,630
Customer claims [member]
Summary of provisions [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities		93,540
Supplier claims [member]
Summary of provisions [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities		636,428
Increase in accrued lawsuits due to revisions of expectations arising from court decisions		257,020
Tax claims [member]
Summary of provisions [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities		68,825
Tax deficiency notice related to sewage services		731,809	664,669
Labor claims [member]
Summary of provisions [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities		374,284
Other concession-related legal proceedings [member]
Summary of provisions [Line Items]
Indemnities receivable		27,539	R$ 114,335
Environmental lawsuits with settlements [member]
Summary of provisions [Line Items]
Consent decree		272,055
Consent decree - performance works		270,505
Consent decree - environmental		R$ 1,550